Discontinued operations	12 Months Ended
Dec. 31, 2019
Discontinued operations
Discontinued operations

3. Discontinued operations

Disposal of Kaola e-commerce business

In September 2019, the Group signed a series of agreements with a subsidiary of Alibaba Group Holding Limited (“Alibaba”) to sell its e-commerce platform Kaola for a consideration of approximately US$1.9 billion. The consideration is comprised of approximately US$1.6 billion in cash payable to the Group and Kaola equity award holders, as well as approximately 14.3 million Alibaba ordinary shares issued to the Group. Upon completion of the transaction, Kaola was deconsolidated from the Group and its historical financial results are reflected in the Group’s consolidated financial statements as discontinued operations accordingly. Additionally, the related assets and liabilities associated with discontinued operations in the prior year consolidated balance sheets were classified as assets/liabilities held for sale to provide the comparable financial information.

The following tables set forth the assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements (in thousands):

December 31, 2018
RMB
Cash and cash equivalents	400,747
Restricted cash	125,290
Accounts receivable, net	169,794
Inventories, net	3,952,208
Prepayments and other current assets	493,563
Total current assets	5,141,602

Property, equipment and software, net	705,432
Land use rights, net	231,058
Other long-term assets	31,248
Total non-current assets	967,738
Total assets	6,109,340
Accounts payable	1,183,143
Salary and welfare payables	188,683
Taxes payable	11,212
Deferred revenue	234,770
Accrued liabilities and other payables	843,073
Total current liabilities	2,460,881
Deferred tax liabilities	1,083
Other long-term payable	4,735
Total non-current liabilities	5,818
Total liabilities	2,466,699

	For the year ended December 31,
	2017	2018	2019***
	RMB	RMB	RMB
Net revenues	9,664,664	15,977,878	10,571,406
Cost of revenues	(8,795,012)	(14,920,531)	(9,620,388)
Gross profit	869,652	1,057,347	951,018
Operating expenses:
Selling and marketing expenses	(1,452,983)	(2,614,760)	(1,258,413)
General and administrative expenses	(48,016)	(112,902)	(79,985)
Research and development expenses	(209,755)	(414,090)	(326,127)
Total operating expenses	(1,710,754)	(3,141,752)	(1,664,525)
Operating loss	(841,102)	(2,084,405)	(713,507)
Other income/(expenses):	13,023	(48,246)	(69,282)
Loss from discontinued operations	(828,079)	(2,132,651)	(782,789)
Income tax	(6,375)	(6,031)	(5,857)
Loss from discontinued operations, net of tax	(834,454)	(2,138,682)	(788,646)
Gains on disposal, net of tax	—	—	8,751,165
Net (loss)/income from discontinued operations	(834,454)	(2,138,682)	7,962,519

	For the year ended December 31,
	2017	2018	2019***
	RMB	RMB	RMB
Net cash (used in)/provided by discontinued operating activities	(2,975,214)	(1,243,966)	305,487
Net cash provided by/ (used in) discontinued investing activities	3,101,239	1,430,181	(832,252)

*** Included financial results of discontinued operations from January 1, 2019 to September 6, 2019.